SUBSEQUENT EVENTS (Details) - Subsequent Event - Line of Credit - Owl Rock Credit Facility $ in Millions	Jul. 05, 2023 USD ($)
Subsequent Event [Line Items]
Additional borrowing capacity availability period	180 days
Liquid asset minimum coverage ratio	1.8
Commitment fee	0.50%
Debt instrument term	5 years
Default rate	2.00%
Amortization payment percentage	1.00%
Amortization payment per quarter	0.25%
Mandatory prepayment percentage	100.00%
Prepayment premium prior to first anniversary	4.00%
Prepayment premium prior to second anniversary	3.00%
Prepayment premium after second anniversary	2.00%
Maximum leverage ratio	2.5
Maximum securities related activities percentage of aggregate gross revenues	15.00%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Subsequent Event [Line Items]
Interest rate (as a percent)	7.25%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable Rate Component One
Subsequent Event [Line Items]
Basis spread on variable rate	0.10%
Basis spread on variable rate, term	1 month
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable Rate Component Two
Subsequent Event [Line Items]
Basis spread on variable rate	0.15%
Basis spread on variable rate, term	3 months
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable Rate Component Three
Subsequent Event [Line Items]
Basis spread on variable rate	0.25%
Basis spread on variable rate, term	6 months
Base Rate
Subsequent Event [Line Items]
Interest rate (as a percent)	6.25%
Secured borrowing
Subsequent Event [Line Items]
Face amount	$ 25.0
Additional borrowing capacity	$ 25.0